BALANCE SHEET COMPONENTS - Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 598,542	$ 566,650
Less: accumulated depreciation	(218,074)	(180,020)
Property, plant and equipment, net	380,468	386,630
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	300,089	171,217
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	151,763	145,134
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	89,215	83,293
Solar power systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,300	1,337
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	39,011	39,815
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,378	1,360
Construction-in-process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 15,786	$ 124,494